Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Bank Borrowings
Schedule of bank borrowings

	December 31,
	2018	2017
	(in US$’000)
Current	—	29,987
Non-current	26,739	—
	26,739	29,987

Schedule of maturities of bank borrowings

	December 31,
	2018	2017
	(in US$’000)
Not later than 1 year	—	30,000
Between 1 to 2 years	26,923	—
	26,923	30,000